UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21897

                                             The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

                                                 Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)

Becky Krulik

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

                                         Minnetonka, MN 55343

(Name and address of agent for service)

Copy to:

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Registrant’s telephone number, including area code:     (952) 230-6155

Date of fiscal year end:   June 30

Date of reporting period:   March 31, 2014

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2014 (unaudited)

	Shares	Value
COMMON STOCK – 98.6%
CONSUMER DISCRETIONARY – 12.3%
Auto Components – 0.6%
Quantum Fuel Systems Technologies Worldwide, Inc.*	47,985	$464,495

Diversified Consumer Services – 1.5%
Grand Canyon Education, Inc.*	23,663	1,105,062

Hotels, Restaurants & Leisure – 2.7%
Bally Technologies, Inc.*	17,129	1,135,139
Diamond Resorts International, Inc.*	48,390	820,211

		1,955,350

Media – 0.9%
Lions Gate Entertainment Corp.	25,640	685,357

Specialty Retail – 5.4%
Conn’s, Inc.*	21,139	821,250
Genesco, Inc.*	15,690	1,170,003
Kate Spade & Co.*	21,300	790,017
LifeLock, Inc.*	64,805	1,108,814

		3,890,084

Textiles, Apparel & Luxury Goods – 1.2%
Hanesbrands, Inc.	10,864	830,879

TOTAL CONSUMER DISCRETIONARY		8,931,227

CONSUMER STAPLES – 1.6%
Food & Staples Retailing – 1.6%
United Natural Foods, Inc.*	4,985	353,536
Whitewave Foods Co.*	29,060	829,372

		1,182,908

TOTAL CONSUMER STAPLES		1,182,908

ENERGY – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Gulfport Energy Corp.*	8,627	614,070
Nordic American Tankers Ltd.	110,350	1,085,844

		1,699,914

TOTAL ENERGY		1,699,914

FINANCIALS – 6.7%
Commercial Banks – 3.6%
Bank of The Ozarks, Inc.	5,745	391,005
Sterling Financial Corp./WA*	11,320	377,296
Tristate Capital Holdings, Inc.*	28,061	398,747
Umpqua Holdings Corp.	76,609	1,427,992

		2,595,040

	Shares	Value
COMMON STOCK – continued
Consumer Finance – 0.5%
Green Dot Corp. - Class A*	19,422	$379,312

Real Estate Investment Trusts – 1.7%
Pebblebrook Hotel Trust	37,170	1,255,231

Thrifts & Mortgage Finance – 0.9%
BankUnited, Inc.	18,060	627,946

TOTAL FINANCIALS		4,857,529

HEALTH CARE – 17.7%
Biotechnology – 0.3%
Arrowhead Research Corp.*	15,620	256,480

Health Care Equipment & Supplies – 4.9%
Cooper Companies, Inc.	12,719	1,747,082
Cynosure Inc.*	18,895	553,624
Greatbatch, Inc.*	26,775	1,229,508

		3,530,214

Health Care Providers & Services – 11.7%
Air Methods Corp.*	24,285	1,297,548
Centene Corp.*	24,437	1,521,203
ExamWorks Group, Inc.*	30,006	1,050,510
MEDNAX, Inc.*	23,855	1,478,533
Molina Healthcare, Inc.*	13,045	489,970
MWI Veterinary Supply, Inc.*	3,243	504,676
Providence Service Corp.*	23,440	662,883
Team Health Holdings, Inc.*	9,483	424,364
VCA Antech, Inc.*	33,180	1,069,391

		8,499,078

Health Care Technology – 0.8%
Omnicell Inc*	19,115	547,071

TOTAL HEALTH CARE		12,832,843

INDUSTRIALS – 26.9%
Aerospace & Defense – 2.4%
Hexcel Corp.*	20,936	911,553
KEYW Holding Corp.*	43,325	810,611

		1,722,164

Building Products – 3.8%
PGT, Inc.*	49,940	574,809
Trex Co., Inc.*	21,287	1,557,357
Universal Forest Products, Inc.	11,025	610,124

		2,742,290

Commercial Services & Supplies – 4.6%
Encore Capital Group, Inc.*	20,655	943,934
KAR Auction Services, Inc.	31,360	951,776

See notes to schedule of investments.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2014 (unaudited) continued

	Shares	Value
COMMON STOCK – continued
Portfolio Recovery Associates, Inc.*	22,295	$1,289,989
TriNet Group, Inc*	7,301	155,584

		3,341,283

Construction & Engineering – 1.9%
MasTec, Inc.*	20,876	906,853
William Lyon Homes - Class A*	18,116	500,183

		1,407,036

Electrical Equipment – 2.0%
EnerSys, Inc.	20,835	1,443,657

Machinery – 1.2%
Greenbrier Cos, Inc.*	19,195	875,292

Marine – 1.1%
Kirby Corp.*	7,953	805,241

Professional Services – 4.5%
Barrett Business Services, Inc.	17,115	1,019,541
Huron Consulting Group, Inc.*	13,007	824,384
On Assignment, Inc.*	36,325	1,401,782

		3,245,707

Road & Rail – 5.4%
Genesee & Wyoming, Inc. - Class A*	8,464	823,716
Heartland Express, Inc.	17,870	405,470
Marten Transport, Ltd.	24,728	532,147
Old Dominion Freight Line, Inc.*	23,531	1,335,149
Swift Transportation Co.*	33,535	829,991

		3,926,473

TOTAL INDUSTRIALS		19,509,143

INFORMATION TECHNOLOGY – 27.7%
Communications Equipment – 3.2%
Applied Optoelectronics, Inc.*	22,735	560,872
CommScope Holding Co., Inc.*	38,315	945,614
Finisar Corp.*	31,604	837,822

		2,344,308

Computers & Peripherals – 2.1%
Synaptics, Inc.*	24,980	1,499,300

Electronic Equipment, Instruments & Components – 0.5%
Maxwell Technologies, Inc.*	26,910	347,677

Internet Software & Services – 0.6%
CoStar Group, Inc.*	2,445	456,579

IT Services – 3.6%
Euronet Worldwide, Inc.*	44,226	1,839,359

	Shares	Value
COMMON STOCK – continued
MAXIMUS, Inc.	17,617	$790,299

		2,629,658

Semiconductors & Semiconductor Equipment – 13.8%
Himax Technologies, Inc.	127,015	1,463,213
Integrated Device Technology, Inc.*	91,206	1,115,449
Mattson Technology, Inc.*	214,755	498,232
Microsemi Corp.*	30,388	760,612
Rudolph Technologies, Inc.*	9,523	108,657
Skyworks Solutions, Inc.*	39,268	1,473,335
SunEdison, Inc.*	187,241	3,527,620
Ultratech, Inc.*	13,420	391,730
Veeco Instruments, Inc.*	14,895	624,547

		9,963,395

Software – 3.9%
Advent Software, Inc.	24,242	711,745
Interactive Intelligence Group, Inc.*	7,680	556,800
Monotype Imaging Holdings, Inc.	17,551	528,987
Proofpoint, Inc.*	17,031	631,509
Rally Software Development Corp.*	28,482	381,089

		2,810,130

TOTAL INFORMATION TECHNOLOGY		20,051,047

TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 3.3%
Cogent Communications Group, Inc.	36,550	1,298,622
inContact, Inc.*	115,315	1,107,024

		2,405,646

TOTAL TELECOMMUNICATION SERVICES		2,405,646

Total COMMON STOCK (Cost $52,300,021)		71,470,257

SHORT-TERM INVESTMENTS – 1.4%
Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.03%**	1,052,446	1,052,446

Total SHORT-TERM INVESTMENTS (Cost $1,052,446)		1,052,446

TOTAL INVESTMENTS (COST $53,352,467)† - 100.0%		72,522,703
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(13,693)

NET ASSETS - 100.0%		$72,509,010

See notes to schedule of investments.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2014 (unaudited) continued

*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of March 31, 2014.
†	The cost for federal income tax purposes is $53,352,467. At March 31, 2014, net unrealized appreciation was $19,170,236. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $19,884,381 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $714,145.

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2014 (unaudited)

	Shares	Value
COMMON STOCK – 92.3%
CONSUMER DISCRETIONARY – 12.6%
Hotels, Restaurants & Leisure – 1.3%
Starbucks Corp.	2,185	$160,335

Media – 9.9%
Comcast Corp. - Class A	7,985	389,349
Liberty Global PLC - Class C*	8,684	353,526
Twenty-First Century Fox, Inc.	8,676	277,372
Walt Disney Co.	2,212	177,115

		1,197,362

Textiles, Apparel & Luxury Goods – 1.4%
Nike, Inc. - Class B	2,331	172,168

TOTAL CONSUMER DISCRETIONARY		1,529,865

CONSUMER STAPLES – 9.0%
Beverages – 4.0%
Anheuser-Busch InBev NV, ADR	2,727	287,153
PepsiCo, Inc.	2,421	202,153

		489,306

Food Products – 2.9%
Mondelez International, Inc. - Class A	10,154	350,821

Household Products – 2.1%
Procter & Gamble Co.	3,133	252,520

TOTAL CONSUMER STAPLES		1,092,647

ENERGY – 7.3%
Energy, Equipment & Services – 2.3%
Schlumberger Ltd.	2,853	278,168

Oil, Gas & Consumable Fuels – 5.0%
Exxon Mobil Corp.	2,614	255,336
Occidental Petroleum Corp.	3,667	349,428

		604,764

TOTAL ENERGY		882,932

FINANCIALS – 12.0%
Insurance – 7.2%
Berkshire Hathaway, Inc. - Class B*	4,198	524,624
Markel Corp.*	589	351,103

		875,727

Real Estate Investment Trusts – 4.8%
American Tower Corp.	7,050	577,184

TOTAL FINANCIALS		1,452,911

HEALTH CARE – 11.8%
Health Care Equipment & Supplies – 5.3%
Baxter International, Inc.	2,066	152,016

	Shares	Value
COMMON STOCK – continued
Covidien PLC	3,259	$240,058
St Jude Medical, Inc.	3,841	251,163

		643,237

Life Sciences Tools & Services – 2.0%
Mettler-Toledo International, Inc*	1,030	242,750

Pharmaceuticals – 4.5%
Allergan, Inc.	3,025	375,403
Johnson & Johnson	1,692	166,205

		541,608

TOTAL HEALTH CARE		1,427,595

INDUSTRIALS – 15.3%
Aerospace & Defense – 11.4%
B/E Aerospace, Inc.*	3,757	326,070
Boeing Co.	1,923	241,317
Honeywell International, Inc.	4,653	431,612
TransDigm Group, Inc.	2,069	383,179

		1,382,178

Electrical Equipment – 2.0%
Sensata Technologies Holding NV*	5,911	252,045

Road & Rail – 1.9%
Union Pacific Corp.	1,219	228,758

TOTAL INDUSTRIALS		1,862,981

INFORMATION TECHNOLOGY – 20.3%
Communications Equipment – 2.9%
QUALCOMM, Inc.	4,453	351,164

Computers & Peripherals – 4.5%
Apple, Inc.	668	358,542
EMC Corp.	6,911	189,431

		547,973

Internet Software & Services – 2.2%
GOOGLE, Inc. - Class A*	242	269,711

IT Services – 1.7%
Visa, Inc. - Class A	930	200,750

Semiconductors & Semiconductor Equipment – 2.5%
Analog Devices, Inc.	5,802	308,318

Software – 6.5%
Intuit, Inc.	3,417	265,603
Oracle Corp.	12,873	526,634

		792,237

TOTAL INFORMATION TECHNOLOGY		2,470,153

MATERIALS – 4.0%
Chemicals – 4.0%
Ecolab Inc.	2,284	246,649

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2014 (unaudited) continued

	Shares	Value
COMMON STOCK – continued
Praxair, Inc.	1,854	$242,818

		489,467

TOTAL MATERIALS		489,467

Total COMMON STOCK (Cost $8,803,843)		11,208,551

SHORT-TERM INVESTMENTS – 5.8%
Blackrock Liquidity Funds TempFund Portfolio, 0.03%**	699,248	699,248

Total SHORT-TERM INVESTMENTS (Cost $699,248)		699,248

TOTAL INVESTMENTS (COST $9,503,091)† - 98.1%		11,907,799
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		236,632

NET ASSETS - 100.0%		$12,144,431

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of March 31, 2014.
†	The cost for federal income tax purposes is $9,503,091. At March 31, 2014, net unrealized appreciation was $2,404,708. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,404,708.

See notes to schedule of investments.

THE ROXBURY FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

SECURITY VALUATION: Securities held by the Roxbury/Hood River Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2014, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

	Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$72,522,703	$72,522,703	$—	$—

Strategic Growth Fund
	Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$11,907,799	$11,907,799	$—	$—

*Common stocks and short-term investments are Level 1. Please refer to schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market value existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Roxbury Funds

By (Signature and Title)*        /s/ Brian C. Beh

                                                 Brian C. Beh, President and Chief Compliance Officer

                                                 (principal executive officer)

Date            May 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Brian C. Beh

                                                 Brian C. Beh, President and Chief Compliance Officer

                                                 (principal executive officer)

Date            May 2, 2014

By (Signature and Title)*        /s/ Brooke Clements

                                                 Brooke Clements, Treasurer

                                                 (principal financial officer)

Date            May 2, 2014

*	Print the name and title of each signing officer under his or her signature.